Segment Information (Earnings) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Premiums									$ 37,202	$ 36,403	$ 36,970
Universal life and investment-type product policy fees									5,482	5,570	5,824
Net investment income									16,790	16,243	18,158
Other revenues									1,685	1,927	1,962
Net investment gains (losses)									305	646	338
Net derivative gains (losses)									(874)	545	722
Total revenues	$ 12,635	$ 15,833	$ 16,025	$ 16,097	$ 14,990	$ 15,864	$ 14,225	$ 16,255	60,590	61,334	63,974
Expenses
Policyholder benefits and claims and policyholder dividends									37,539	36,458	36,746
Interest credited to policyholder account balances									5,176	4,415	5,726
Goodwill impairment									260	0	0
Capitalization of DAC									(3,152)	(3,319)	(3,672)
Amortization of DAC and VOBA									2,706	3,166	3,029
Amortization of negative VOBA									(269)	(361)	(442)
Interest expense on debt									1,157	1,168	1,150
Other expenses									13,293	14,099	14,554
Total expenses	14,017	14,674	13,979	13,780	14,126	14,079	13,546	13,875	56,450	55,626	57,091
Provision for income tax expense (benefit)									666	1,700	1,936
Income (loss) from continuing operations, net of income tax	$ (795)	$ 1,024	$ 1,475	$ 1,770	$ 625	$ 897	$ 801	$ 1,685	3,474	4,008	4,947
U.S.
Expenses
Amortization of DAC and VOBA									471	471	458
Asia
Expenses
Amortization of DAC and VOBA									1,338	1,265	1,394
Latin America
Expenses
Amortization of DAC and VOBA									184	271	313
EMEA
Expenses
Amortization of DAC and VOBA									408	492	626
MetLife Holdings
Expenses
Amortization of DAC and VOBA									424	701	199
Corporate & Other
Expenses
Amortization of DAC and VOBA									(119)	(34)	39
Operating Segments
Revenues
Premiums									37,505	36,868	37,548
Universal life and investment-type product policy fees									5,330	5,504	5,681
Net investment income									16,437	16,709	17,542
Other revenues									1,643	1,957	2,037
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									60,915	61,038	62,808
Expenses
Policyholder benefits and claims and policyholder dividends									37,834	36,751	36,768
Interest credited to policyholder account balances									4,088	4,079	4,385
Capitalization of DAC									(3,151)	(3,439)	(3,786)
Amortization of DAC and VOBA									3,031	3,071	3,217
Amortization of negative VOBA									(222)	(326)	(396)
Interest expense on debt									1,207	1,228	1,232
Other expenses									12,938	13,817	14,450
Total expenses									55,725	55,181	55,870
Provision for income tax expense (benefit)									1,021	1,772	1,808
Operating earnings									4,169	4,085	5,130
Operating Segments | U.S.
Revenues
Premiums									21,501	20,861	20,243
Universal life and investment-type product policy fees									989	943	909
Net investment income									6,206	6,209	6,111
Other revenues									784	751	721
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									29,480	28,764	27,984
Expenses
Policyholder benefits and claims and policyholder dividends									21,558	20,837	20,110
Interest credited to policyholder account balances									1,302	1,216	1,168
Capitalization of DAC									(471)	(493)	(488)
Amortization of DAC and VOBA									471	471	458
Amortization of negative VOBA									0	0	0
Interest expense on debt									9	4	12
Other expenses									3,706	3,685	3,550
Total expenses									26,575	25,720	24,810
Provision for income tax expense (benefit)									988	1,040	1,073
Operating earnings									1,917	2,004	2,101
Operating Segments | Asia
Revenues
Premiums									6,902	6,937	7,566
Universal life and investment-type product policy fees									1,487	1,542	1,693
Net investment income									2,707	2,675	2,886
Other revenues									61	105	106
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									11,157	11,259	12,251
Expenses
Policyholder benefits and claims and policyholder dividends									5,191	5,275	5,724
Interest credited to policyholder account balances									1,298	1,309	1,544
Capitalization of DAC									(1,668)	(1,720)	(1,914)
Amortization of DAC and VOBA									1,224	1,256	1,397
Amortization of negative VOBA									(208)	(309)	(364)
Interest expense on debt									0	0	0
Other expenses									3,586	3,611	3,975
Total expenses									9,423	9,422	10,362
Provision for income tax expense (benefit)									492	457	582
Operating earnings									1,242	1,380	1,307
Operating Segments | Latin America
Revenues
Premiums									2,529	2,581	2,796
Universal life and investment-type product policy fees									1,025	1,117	1,239
Net investment income									1,084	1,038	1,219
Other revenues									34	41	33
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									4,672	4,777	5,287
Expenses
Policyholder benefits and claims and policyholder dividends									2,443	2,408	2,615
Interest credited to policyholder account balances									328	349	394
Capitalization of DAC									(321)	(341)	(377)
Amortization of DAC and VOBA									184	271	313
Amortization of negative VOBA									(1)	(1)	(1)
Interest expense on debt									2	0	0
Other expenses									1,336	1,429	1,588
Total expenses									3,971	4,115	4,532
Provision for income tax expense (benefit)									158	37	129
Operating earnings									543	625	626
Operating Segments | EMEA
Revenues
Premiums									2,027	2,036	2,309
Universal life and investment-type product policy fees									391	424	466
Net investment income									318	326	428
Other revenues									73	61	60
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									2,809	2,847	3,263
Expenses
Policyholder benefits and claims and policyholder dividends									1,067	988	1,053
Interest credited to policyholder account balances									112	120	148
Capitalization of DAC									(403)	(472)	(680)
Amortization of DAC and VOBA									408	497	613
Amortization of negative VOBA									(13)	(16)	(31)
Interest expense on debt									0	0	0
Other expenses									1,323	1,469	1,846
Total expenses									2,494	2,586	2,949
Provision for income tax expense (benefit)									42	21	29
Operating earnings									273	240	285
Operating Segments | MetLife Holdings
Revenues
Premiums									4,506	4,545	4,545
Universal life and investment-type product policy fees									1,436	1,482	1,374
Net investment income									5,944	6,201	6,409
Other revenues									581	930	1,062
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									12,467	13,158	13,390
Expenses
Policyholder benefits and claims and policyholder dividends									7,534	7,357	7,217
Interest credited to policyholder account balances									1,042	1,062	1,098
Capitalization of DAC									(281)	(410)	(326)
Amortization of DAC and VOBA									736	577	444
Amortization of negative VOBA									0	0	0
Interest expense on debt									57	55	58
Other expenses									2,392	2,694	2,670
Total expenses									11,480	11,335	11,161
Provision for income tax expense (benefit)									288	581	714
Operating earnings									699	1,242	1,515
Operating Segments | Corporate & Other
Revenues
Premiums									40	(92)	89
Universal life and investment-type product policy fees									2	(4)	0
Net investment income									178	260	489
Other revenues									110	69	55
Net investment gains (losses)									0	0	0
Net derivative gains (losses)									0	0	0
Total revenues									330	233	633
Expenses
Policyholder benefits and claims and policyholder dividends									41	(114)	49
Interest credited to policyholder account balances									6	23	33
Capitalization of DAC									(7)	(3)	(1)
Amortization of DAC and VOBA									8	(1)	(8)
Amortization of negative VOBA									0	0	0
Interest expense on debt									1,139	1,169	1,162
Other expenses									595	929	821
Total expenses									1,782	2,003	2,056
Provision for income tax expense (benefit)									(947)	(364)	(719)
Operating earnings									(505)	(1,406)	(704)
Significant Reconciling Items
Revenues
Premiums									(303)	(465)	(578)
Universal life and investment-type product policy fees									152	66	143
Net investment income									353	(466)	616
Other revenues									42	(30)	(75)
Net investment gains (losses)									305	646	338
Net derivative gains (losses)									(874)	545	722
Total revenues									(325)	296	1,166
Expenses
Policyholder benefits and claims and policyholder dividends									(295)	(293)	(22)
Interest credited to policyholder account balances									1,088	336	1,341
Capitalization of DAC									(1)	120	114
Amortization of DAC and VOBA									(325)	95	(188)
Amortization of negative VOBA									(47)	(35)	(46)
Interest expense on debt									(50)	(60)	(82)
Other expenses									355	282	104
Total expenses									725	445	1,221
Provision for income tax expense (benefit)									$ (355)	$ (72)	$ 128